UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22078

Master Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end:  April 30

Date of reporting period:  April 30, 2022

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Master Trust

Annual Report  |  April 30, 2022

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2021	Ending account value April 30, 2022	Expenses paid during period 11/01/21 to 04/30/22[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,001.00	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.05	0.01

Government Master Fund
Actual	$1,000.00	$1,000.20	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

Treasury Master Fund
Actual	$1,000.00	$1,000.40	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.40	0.08

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.50	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Canada	6.9
Singapore	5.8
Australia	4.0
Sweden	3.9
Total	37.9%

Portfolio composition[2]
Commercial paper	53.1%
Repurchase agreements	30.0
Certificates of deposit	11.6
Time deposits	5.3
Other assets in excess of liabilities	0.0 †
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	25.1%
Canada	6.7
Singapore	6.1
Japan	5.4
France	4.9
Total	48.2%

Portfolio composition[2]
Commercial paper	47.8%
Repurchase agreements	36.8
Certificates of deposit	9.9
Time deposits	5.4
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Government Master Fund
Characteristics
Weighted average maturity[1]	22 days

Portfolio composition[2]
U.S. government agency obligations	38.9%
Repurchase agreements	31.3
U.S. Treasury obligations	30.7
Liabilities in excess of other assets	(0.9)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	23 days

Portfolio composition[2]
U.S. Treasury obligations	52.2%
Repurchase agreements	49.2
Liabilities in excess of other assets	(1.4)
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	22 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	24.7%
Canada	10.4
Singapore	8.3
France	6.2
Sweden	5.4
Total	55.0%

Portfolio composition[2]
Commercial paper	62.0%
Repurchase agreements	16.1
Time deposits	11.2
Certificates of deposit	10.6
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds	89.9%
Tax-exempt commercial paper	5.6
Other assets in excess of liabilities	4.5
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—11.6%
Banking-non-U.S.—10.5%
Bank of Montreal 0.200%, due 07/13/22	$19,000,000	$18,967,939
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	25,000,000	25,010,362
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	33,000,000	32,799,814
SOFR + 0.480%, 0.760%, due 05/02/22[1]	25,000,000	24,998,459
MUFG Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	25,000,000	24,988,150
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,998,035
SOFR + 0.480%, 0.760%, due 05/02/22[1]	32,000,000	32,014,655
SOFR + 0.510%, 0.790%, due 05/02/22[1]	20,000,000	20,009,568
Norinchukin Bank 0.250%, due 05/09/22	24,000,000	23,998,290
SOFR + 0.370%, 0.650%, due 05/02/22[1]	50,000,000	50,006,765
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.440%, 0.720%, due 05/02/22[1]	19,000,000	19,007,888
SOFR + 0.480%, 0.760%, due 05/02/22[1]	25,000,000	25,008,385
Sumitomo Mitsui Banking Corp.
SOFR + 0.500%, 0.780%, due 05/02/22[1]	20,000,000	20,011,659
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	27,000,000	26,986,861
SOFR + 0.320%, 0.600%, due 05/02/22[1]	25,000,000	24,999,536
Svenska Handelsbanken
SOFR + 0.250%, 0.530%, due 05/02/22[1]	20,000,000	19,973,169
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,996,619
SOFR + 0.430%, 0.710%, due 05/02/22[1]	26,000,000	26,002,792
Toronto Dominion Bank 0.530%, due 05/02/22	27,000,000	26,959,179
Westpac Banking Corp.
SOFR + 0.470%, 0.750%, due 05/02/22[1]	25,000,000	25,000,000

		516,738,125

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,994,977

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.450%, 0.730%, due 05/02/22[1]	$31,000,000	$31,014,078

		56,009,055
Total certificates of deposit (cost—$572,977,475)		572,747,180

Commercial paper—53.1%
Asset-backed-miscellaneous—15.2%
Albion Capital Corp. 0.680%, due 05/20/22	35,000,000	34,985,504
Antalis SA 1.150%, due 07/13/22	32,000,000	31,924,667
Barton Capital SA 0.600%, due 05/05/22	62,000,000	61,995,826
Cancara Asset Securitisation LLC 1.100%, due 07/20/22	50,000,000	49,863,903
Fairway Finance Co. LLC 0.300%, due 05/03/22	22,000,000	21,999,113
Gotham Funding Corp. 1.040%, due 07/13/22	38,000,000	37,905,396
LMA Americas LLC 0.230%, due 05/06/22	32,000,000	31,997,387
0.560%, due 05/09/22	23,000,000	22,996,786
0.960%, due 06/17/22	25,000,000	24,969,613
1.200%, due 07/22/22	24,000,000	23,930,448
1.200%, due 07/26/22	41,000,000	40,870,312
Old Line Funding LLC
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	42,000,000	42,000,000
0.570%, due 06/10/22	25,000,000	24,984,563
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,002
SOFR + 0.470%, 0.750%, due 05/02/22[1,2]	41,000,000	41,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	25,000,000	24,991,489
Thunder Bay Funding LLC 0.570%, due 06/09/22	22,000,000	21,986,763
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	32,000,000	32,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	40,000,000	40,000,000
Victory Receivables Corp. 0.960%, due 06/22/22	25,000,000	24,961,750
1.030%, due 07/11/22	38,000,000	37,908,766

		748,272,288

Banking-non-U.S.—36.0%
ANZ New Zealand International Ltd. 0.340%, due 08/15/22	31,000,000	30,878,356

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	$27,000,000	$26,962,038
SOFR + 0.500%, 0.780%, due 05/02/22[1]	26,000,000	26,013,869
Bank of Nova Scotia
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	41,000,000	40,997,260
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	28,000,000	27,982,417
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	25,000,000	25,013,681
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	25,000,000	25,000,000
Banque et Caisse d Epargne de I Etat 0.930%, due 07/07/22	37,450,000	37,378,867
Barclays Bank PLC 1.020%, due 06/22/22	40,000,000	39,943,840
BNZ International Funding Ltd. 0.300%, due 07/01/22	30,000,000	29,950,755
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	33,000,000	32,988,262
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	28,000,000	27,715,305
Commonwealth Bank of Australia 0.265%, due 10/14/22	24,000,000	23,810,272
0.300%, due 10/21/22	31,000,000	30,736,285
DBS Bank Ltd. 0.300%, due 06/02/22	24,000,000	23,982,456
0.300%, due 06/03/22	30,000,000	29,977,250
0.900%, due 06/23/22	40,000,000	39,944,572
0.970%, due 07/12/22	25,000,000	24,944,757
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	170,000,000	169,994,815
Erste Finance Delaware LLC 0.330%, due 05/02/22	18,000,000	17,999,466
Erste Finance LLC 0.330%, due 05/04/22	140,000,000	139,992,359
Mitsubishi UFJ Trust & Banking Corp. 1.160%, due 07/20/22	25,000,000	24,933,375
Mizuho Bank Ltd. 0.260%, due 05/10/22	15,000,000	14,997,502
0.280%, due 05/18/22	30,000,000	29,989,281
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	28,000,000	28,000,910
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	25,000,000	24,996,767
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	26,000,000	26,013,219
National Bank of Canada 0.175%, due 05/20/22	21,000,000	20,991,793
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	25,000,000	25,000,000

	Face Amount	Value

Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Nationwide Building Society 0.360%, due 05/03/22	$15,000,000	$14,999,343
Nordea Bank Abp 0.330%, due 07/08/22	30,000,000	29,940,500
1.030%, due 07/21/22	31,000,000	30,919,665
NRW Bank 0.300%, due 05/03/22	15,000,000	14,999,255
0.355%, due 05/06/22	45,000,000	44,995,188
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	31,000,000	30,947,974
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	31,000,000	30,993,222
Skandinaviska Enskilda Banken AB
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	25,000,000	24,985,057
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	31,000,000	31,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	25,000,000	25,010,679
Svenska Handelsbanken AB 0.330%, due 07/05/22	30,000,000	29,943,776
0.350%, due 07/11/22	30,000,000	29,936,794
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,997,104
Toronto Dominion Bank 0.240%, due 05/05/22	45,000,000	44,996,858
0.310%, due 05/05/22	49,000,000	48,996,578
United Overseas Bank Ltd. 0.170%, due 06/01/22	35,000,000	34,975,681
0.220%, due 05/03/22	44,000,000	43,998,171
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	27,000,000	27,000,000
Westpac Banking Corp. 0.200%, due 09/09/22	34,000,000	33,826,406
0.270%, due 10/12/22	33,000,000	32,747,251
Westpac Securities NZ Ltd. 0.280%, due 06/01/22	31,000,000	30,978,318
0.400%, due 07/11/22	26,000,000	25,943,376

		1,779,260,925

Banking-U.S.—1.9%
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	33,000,000	32,987,141
Cooperatieve Rabobank UA 0.160%, due 05/06/22	29,000,000	28,997,631
0.310%, due 06/22/22	30,000,000	29,961,030

		91,945,802
Total commercial paper (cost—$2,621,068,144)		2,619,479,015

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Time deposits—5.3%
Banking-non-U.S.—5.3%
ABN AMRO Bank N.V. 0.320%, due 05/02/22	$160,000,000	$160,000,000
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	89,000,000	89,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	15,000,000	15,000,000
Total time deposits (cost—$264,000,000)		264,000,000

Repurchase agreements—30.0%
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $216,062,853 Federal Home Loan Mortgage Corp. obligations, 1.500% to 6.559% due 05/27/31 to 04/01/52 and $295,061,171 Federal National Mortgage Association obligations, 1.500% to 6.500% due 12/01/27 to 09/01/57; (value—$307,686,584); proceeds: $300,007,500	300,000,000	300,000,000
Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.450% due 05/02/22, collateralized by $196,346,009 various asset-backed convertible bonds, 0.125% to 10.000% due 07/01/22 to 11/30/46; (value—$187,923,671); proceeds: $175,006,563	175,000,000	175,000,000
Repurchase agreement dated 04/29/22 with Federal Reserve Bank of New York, 0.300% due 05/02/22, collateralized by $340,955,200 U.S. Treasury Note, 0.250% due 05/15/24; (value—$325,008,215); proceeds: $325,008,125	325,000,000	325,000,000
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.300% due 05/02/22, collateralized by $68,060,515 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 09/01/33 to 11/01/48 and $143,605,325 Federal National Mortgage Association obligations, 1.132% to 4.500% due 04/01/27 to 03/01/52; (value—$127,500,000); proceeds: $125,003,125	125,000,000	125,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.550% due 05/06/22, collateralized by $73,835,923 various asset-backed convertible bonds, zero coupon to 6.750% due 05/15/23 to 12/01/56; (value—$60,973,148); proceeds: $54,023,925[3]	54,000,000	54,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.550% due 05/06/22, collateralized by $61,740,808 various asset-backed convertible bonds, zero coupon to 10.950% due 04/30/22 to 03/27/69; (value—$83,697,184); proceeds: $75,838,750[3]	$75,000,000	$75,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.650% due 05/06/22, collateralized by $67,352,000 various asset-backed convertible bonds, zero coupon to 6.000% due 10/15/23 to 12/15/26; (value—$57,500,611); proceeds: $50,026,181[3]	50,000,000	50,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 05/02/22, collateralized by $2,459,711,206, Government National Mortgage Association obligations, 4.000% due 12/20/41 to 01/20/42; (value—$204,000,000); proceeds: $200,005,000	200,000,000	200,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.970% due 08/02/22, collateralized by $124,158,506 various asset-backed convertible bonds, zero coupon to 9.250% due 11/16/22 to 12/31/99 and $11,309,928 shares of various equity securities; (value—$186,147,561); proceeds: $175,136,743[3]	175,000,000	175,000,000
Total repurchase agreements (cost—$1,479,000,000)		1,479,000,000
Total investments (cost—$4,937,045,619 which approximates cost for federal income tax purposes)—100.0%		4,935,226,195

Other assets in excess of liabilities—0.0%†		1,632,792
Net assets—100.0%		$4,936,858,987

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$572,747,180	$—	$572,747,180
Commercial paper	—	2,619,479,015	—	2,619,479,015
Time deposits	—	264,000,000	—	264,000,000
Repurchase agreements	—	1,479,000,000	—	1,479,000,000
Total	$—	$4,935,226,195	$—	$4,935,226,195

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $649,981,476, represented 13.2% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—9.9%
Banking-non-U.S.—8.5%
Bank of Montreal 0.200%, due 06/23/22	$3,000,000	$2,996,848
SOFR + 0.200%, 0.480%, due 05/02/22[1]	5,000,000	4,995,233
Bank of Nova Scotia
SOFR + 0.250%, 0.530%, due 05/02/22[1]	4,000,000	3,993,490
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	5,000,000	5,002,072
Canadian Imperial Bank of Commerce
SOFR + 0.160%, 0.440%, due 05/02/22[1]	5,000,000	4,998,641
SOFR + 0.480%, 0.760%, due 05/02/22[1]	5,000,000	4,999,692
Mizuho Bank Ltd.
SOFR + 0.160%, 0.440%, due 05/02/22[1]	4,000,000	3,998,542
MUFG Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	5,000,000	4,997,630
SOFR + 0.380%, 0.660%, due 05/02/22[1]	5,000,000	5,000,435
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,607
SOFR + 0.370%, 0.650%, due 05/02/22[1]	7,000,000	6,999,188
SOFR + 0.510%, 0.790%, due 05/02/22[1]	4,000,000	4,001,913
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.440%, 0.720%, due 05/02/22[1]	4,000,000	4,001,661
Royal Bank of Canada
SOFR + 0.220%, 0.500%, due 05/02/22[1]	5,000,000	4,991,613
Sumitomo Mitsui Banking Corp.
SOFR + 0.180%, 0.460%, due 05/02/22[1]	5,000,000	4,998,346
SOFR + 0.330%, 0.610%, due 05/02/22[1]	5,000,000	5,000,222
SOFR + 0.400%, 0.680%, due 05/02/22[1]	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	7,000,000	6,996,594
SOFR + 0.320%, 0.600%, due 05/02/22[1]	7,000,000	6,999,870
Svenska Handelsbanken
SOFR + 0.150%, 0.430%, due 05/02/22[1]	4,000,000	4,000,130
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,324
SOFR + 0.430%, 0.710%, due 05/02/22[1]	6,000,000	6,000,644

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB
SOFR + 0.370%, 0.650%, due 05/02/22[1]	$5,000,000	$4,999,776
Toronto Dominion Bank 0.530%, due 05/02/22	5,000,000	4,992,441
Westpac Banking Corp.
SOFR + 0.470%, 0.750%, due 05/02/22[1]	4,000,000	4,000,000

		123,963,912

Banking-U.S.—1.4%
Cooperatieve Rabobank UA
SOFR + 0.150%, 0.430%, due 05/02/22[1]	5,000,000	4,998,075
SOFR + 0.200%, 0.480%, due 05/02/22[1]	5,000,000	4,994,610
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,998,995
SOFR + 0.450%, 0.730%, due 05/02/22[1]	6,000,000	6,002,725

		20,994,405
Total Certificates of deposit (cost—$144,995,495)		144,958,317

Commercial paper—47.8%
Asset-backed-miscellaneous—17.0%
Albion Capital Corp. 0.680%, due 05/20/22	5,000,000	4,997,929
Antalis SA 1.150%, due 07/13/22	8,000,000	7,981,167
1.200%, due 07/21/22	10,000,000	9,972,218
Atlantic Asset Securitization LLC 0.310%, due 05/02/22	1,500,000	1,499,955
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	4,000,000	4,000,000
Barton Capital SA 0.320%, due 05/02/22	15,000,000	14,999,554
0.600%, due 05/05/22	14,000,000	13,999,057
1.070%, due 07/06/22	6,000,000	5,987,794
Cancara Asset Securitisation LLC 1.100%, due 07/20/22	10,000,000	9,972,781
1.180%, due 07/25/22	10,000,000	9,969,985
Fairway Finance Co. LLC 0.300%, due 05/03/22	4,000,000	3,999,839
0.370%, due 05/24/22	10,000,000	9,994,986
Gotham Funding Corp. 1.040%, due 07/13/22	10,000,000	9,975,104
LMA-Americas LLC 0.230%, due 05/06/22	4,000,000	3,999,673
0.230%, due 05/12/22	3,000,000	2,999,366
0.560%, due 05/09/22	4,000,000	3,999,441
1.200%, due 07/26/22	9,000,000	8,971,532
1.220%, due 08/04/22	12,000,000	11,956,350
Old Line Funding LLC
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	8,000,000	8,000,000

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
0.570%, due 06/10/22	$5,000,000	$4,996,913
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.470%, 0.750%, due 05/02/22[1,2]	9,000,000	9,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	7,000,000	6,997,617
Starbird Funding Corp. 0.320%, due 05/02/22	20,000,000	19,999,405
Thunder Bay Funding LLC 0.570%, due 06/09/22	6,000,000	5,996,390
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	6,000,000	6,000,000
Victory Receivables Corp. 0.390%, due 05/04/22	15,000,000	14,999,190
1.030%, due 07/11/22	10,000,000	9,975,991

		250,242,237

Banking-non-U.S.—28.7%
ANZ New Zealand International Ltd. 0.340%, due 08/15/22	4,000,000	3,984,304
Australia & New Zealand Banking Group Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	5,000,000	4,996,681
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	8,000,000	7,988,752
Bank of Nova Scotia 0.200%, due 09/16/22	5,000,000	4,972,331
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	3,000,000	2,999,800
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	4,000,000	3,997,488
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	5,000,000	5,002,736
Barclays Bank PLC,
Series 10-1, SOFR + 0.200%, 0.480%, due 05/02/22[1,2]	5,000,000	4,998,304
0.530%, due 05/05/22	5,000,000	4,999,658
1.020%, due 06/22/22	8,000,000	7,988,768
BNZ International Funding Ltd.
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	4,000,000	3,998,577
Canadian Imperial Bank of Commerce 0.240%, due 05/04/22	2,500,000	2,499,842
0.350%, due 11/03/22	4,000,000	3,959,329

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia 0.265%, due 10/14/22	$3,000,000	$2,976,284
0.300%, due 10/21/22	4,000,000	3,965,972
SOFR + 0.420%, 0.700%, due 05/02/22[1,2]	5,000,000	5,000,074
DBS Bank Ltd. 0.300%, due 06/02/22	3,000,000	2,997,807
0.900%, due 06/23/22	8,000,000	7,988,914
0.970%, due 07/12/22	9,000,000	8,980,113
1.220%, due 07/27/22	10,000,000	9,969,839
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	37,000,000	36,998,871
Erste Finance LLC 0.330%, due 05/04/22	24,000,000	23,998,690
Mitsubishi UFJ Trust & Banking Corp. 0.320%, due 05/05/22	8,000,000	7,999,436
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	3,500,000	3,500,114
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	5,000,000	4,999,353
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	6,000,000	6,003,050
National Bank of Canada 0.170%, due 05/20/22	4,000,000	3,998,437
0.290%, due 05/18/22	3,604,000	3,602,769
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	5,000,000	4,998,252
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	5,000,000	4,997,100
SOFR + 0.200%, 0.480%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	5,000,000	5,000,000
Nationwide Building Society 0.360%, due 05/03/22	10,000,000	9,999,562
Nordea Bank Abp 0.330%, due 07/08/22	4,000,000	3,992,067
1.030%, due 07/21/22	6,000,000	5,984,451
NRW Bank 0.300%, due 05/03/22	5,000,000	4,999,752
0.355%, due 05/06/22	20,000,000	19,997,861
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	4,000,000	3,993,287
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	4,000,000	3,999,125
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	4,000,000	4,000,000
SOFR + 0.240%, 0.520%, due 05/02/22[1,2]	5,000,000	4,992,138
Royal Bank of Canada 0.210%, due 07/12/22	3,000,000	2,992,637
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	5,000,000	5,000,000

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	$5,000,000	$4,997,995
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	5,000,000	4,997,011
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	8,000,000	8,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.300%, due 05/06/22	4,100,000	4,099,673
1.016%, due 06/28/22	5,000,000	4,991,333
1.160%, due 07/18/22	10,000,000	9,973,489
1.270%, due 08/04/22	5,000,000	4,982,540
Svenska Handelsbanken AB 0.350%, due 07/11/22	4,000,000	3,991,573
0.360%, due 08/09/22	2,000,000	1,993,075
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	5,000,000	5,000,000
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,421
Toronto Dominion Bank 0.240%, due 05/05/22	3,000,000	2,999,791
0.310%, due 05/03/22	10,000,000	9,999,582
0.310%, due 05/05/22	7,000,000	6,999,511
SOFR + 0.380%, 0.650%, due 05/02/22[1,2]	5,000,000	5,000,000
United Overseas Bank Ltd. 0.165%, due 06/01/22	4,000,000	3,997,221
0.220%, due 05/03/22	3,000,000	2,999,875
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	7,000,000	7,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	4,000,000	4,000,000
1.200%, due 07/26/22	10,000,000	9,970,887
Westpac Banking Corp. 0.195%, due 09/07/22	4,500,000	4,477,435
0.270%, due 10/12/22	4,000,000	3,969,364
Westpac Securities NZ Ltd.
0.280%, due 06/01/22	4,000,000	3,997,202
0.400%, due 07/11/22	3,000,000	2,993,467

		421,742,970

Banking-U.S.—2.1%
Collateralized Commercial Paper FLEX Co. LLC
SOFR + 0.240%, 0.520%, due 05/02/22[1,2]	5,000,000	4,995,494
SOFR + 0.250%, 0.530%, due 05/02/22[1,2]	5,000,000	4,995,790
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	4,000,000	3,998,441
0.370%, due 06/23/22	5,000,000	4,992,720
SOFR + 0.490%, 0.770%, due 05/02/22[1]	5,000,000	5,002,359

	Face Amount	Value
Commercial paper— (concluded)
Banking-U.S.—(concluded)
Cooperatieve Rabobank UA 0.160%, due 05/06/22	$3,000,000	$2,999,755
0.310%, due 06/22/22	4,000,000	3,994,804

		30,979,363
Total commercial paper (cost—$703,262,707)		702,964,570

Time deposits—5.4%
Banking-non-U.S.—5.4%
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	25,000,000	25,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	55,000,000	55,000,000
Total time deposits (cost—$80,000,000)		80,000,000

Repurchase agreements—36.8%
Repurchase agreement dated 04/01/22 with JP Morgan, OBFR + 0.33%, 0.650% due 06/03/22, collateralized by $1,583,236 various asset-backed convertible bonds, zero coupon to 4.566% due 07/15/24 to 09/15/29; (value—$1,123,489); proceeds: $1,000,524[3]	1,000,000	1,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.970% due 08/02/22, collateralized by $29,324,000 various asset-backed convertible bonds zero coupon to 0.375% due 06/15/26 to 12/01/26; (value—$26,750,177); proceeds: $25,019,535)[3]	25,000,000	25,000,000
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $144,693,000 U.S. Treasury Bonds, 2.750% to 2.875% due 08/15/47 to 05/15/49 and $214,882,000 U.S. Treasury Notes, 0.250% to 2.875% due 05/15/24 to 09/30/28; (value—$346,800,005); proceeds: $340,008,500	340,000,000	340,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/02/22, collateralized by $381,852,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 05/15/44 to 02/15/51; (value—$177,480,003); proceeds: $174,003,915	174,000,000	174,000,000
Total repurchase agreements (cost—$540,000,000)		540,000,000
Total investments (cost—$1,468,258,202 which approximates cost for federal income tax purposes)—99.9%		1,467,922,887

Other assets in excess of liabilities—0.1%		1,510,678
Net assets—100.0%		$1,469,433,565

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$144,958,317	$—	$144,958,317
Commercial paper	—	702,964,570	—	702,964,570
Time deposits	—	80,000,000	—	80,000,000
Repurchase agreements	—	540,000,000	—	540,000,000
Total	$—	$1,467,922,887	$—	$1,467,922,887

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $194,469,082, represented 13.2% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
U.S. government agency obligations—38.9%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$63,000,000	$62,996,220
0.070%, due 08/10/22	37,000,000	36,999,903
0.070%, due 08/19/22	40,000,000	39,998,978
SOFR + 0.013%, 0.293%, due 05/02/22[2]	62,000,000	61,999,999
SOFR + 0.025%, 0.305%, due 05/02/22[2]	105,000,000	105,000,000
SOFR + 0.030%, 0.310%, due 05/02/22[2]	63,000,000	63,000,000
SOFR + 0.035%, 0.315%, due 05/02/22[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	40,000,000	40,000,000
SOFR + 0.050%, 0.330%, due 05/02/22[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.335%, due 05/02/22[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp.
SOFR + 0.025%, 0.305%, due 05/02/22[2]	127,000,000	126,983,336
SOFR + 0.050%, 0.330%, due 05/02/22[2]	7,000,000	7,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	5,000,000	5,000,000
SOFR + 0.070%, 0.350%, due 05/02/22[2]	18,000,000	18,000,000
Federal Home Loan Bank 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.010%, 0.290%, due 05/02/22[2]	379,000,000	379,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.370%, due 05/02/22[2]	46,000,000	46,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.375%, due 05/02/22[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.380%, due 05/02/22[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.470%, due 05/02/22[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.180%, 0.460%, due 05/02/22[2]	115,000,000	115,000,000
Total U.S. government agency obligations (cost—$1,670,478,436)		1,670,478,436

U.S. Treasury obligations—30.7%
U.S. Cash Management Bill 0.152%, due 05/10/22[3]	78,000,000	77,997,400
0.203%, due 05/17/22[3]	83,000,000	82,993,083
0.279%, due 05/24/22[3]	75,000,000	74,987,396
0.982%, due 08/16/22[3]	46,000,000	45,869,296
1.130%, due 08/30/22[3]	42,000,000	41,845,895

	Face Amount	Value

U.S. Treasury obligations—(concluded)
U.S. Treasury Bills 0.066%, due 05/05/22[3]	$84,000,000	$83,999,545
0.066%, due 05/12/22[3]	85,000,000	84,998,465
0.066%, due 05/19/22[3]	86,000,000	85,997,360
0.072%, due 05/26/22[3]	85,000,000	84,995,977
0.080%, due 08/11/22[3]	35,000,000	34,992,292
0.091%, due 06/02/22[3]	79,000,000	78,993,878
0.107%, due 06/09/22[3]	79,000,000	78,991,244
0.223%, due 07/07/22[3]	78,000,000	77,968,540
0.279%, due 07/14/22[3]	80,000,000	79,955,389
0.371%, due 07/21/22[3]	37,000,000	36,969,989
0.874%, due 07/21/22[3]	43,000,000	42,917,822
0.904%, due 07/28/22[3]	63,000,000	62,864,498
U.S. Treasury Notes 0.125%, due 08/31/22	39,000,000	39,005,672
3 mo. Treasury money market yield + 0.114%, 1.006%, due 05/02/22[2]	70,000,000	70,000,000
1.500%, due 09/15/22	53,000,000	53,279,376
Total U.S. Treasury obligations (cost—$1,319,623,117)		1,319,623,117

Repurchase agreements—31.3%
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.440% due 07/28/22, collateralized by $116,258,128 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 02/25/38 to 09/25/54 and $137,656,640 Government National Mortgage Association obligations, 3.500% to 5.510% due 05/20/50 to 01/20/52; (value— $103,000,000); proceeds: $100,035,444[4]	100,000,000	100,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.290% due 05/06/22, collateralized by $302,720,438 Federal National Mortgage Association obligations, 1.500% to 4.500% due 07/01/26 to 06/01/56; (value—$204,000,000); proceeds: $200,046,722[4]	200,000,000	200,000,000
Repurchase agreement dated 04/29/22 with Toronto-Dominion Bank, 0.300% due 05/02/22, collateralized by $188,585 Federal Home Loan Mortgage Corp. obligation, 3.500% due 03/15/43 and $126,344,454 Federal National Mortgage Association obligations, 2.000% to 4.000% due 11/25/44 to 08/25/51 and; (value— $102,000,001); proceeds: $100,002,500	100,000,000	100,000,000
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 0.310% due 06/03/22, collateralized by $5,695,000 Federal Home Loan Mortgage Corp. obligations, 1.566% to 3.424% due 06/25/27 to 04/25/32 and $116,101,712 Government National Mortgage Association obligations, 1.500% to 4.000% due 03/20/41 to 10/16/63; (value—$102,000,000); proceeds: $100,025,833[4]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities Americas, Inc., 0.300% due 05/02/22, collateralized by $41,003,199 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/15/40 to 10/25/51 and $232,947,165 Federal National Mortgage Association obligations, zero coupon to 3.500% due 10/25/33 to 02/25/52; (value—$127,500,000); proceeds: $125,003,125	$125,000,000	$125,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp., 0.240% due 05/02/22, collateralized by $456,021,200 U.S Treasury Bills, zero coupon due 08/02/22 to 08/09/22; (value— $454,920,032); proceeds: $446,008,920	446,000,000	446,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.300% due 05/02/22, collateralized by $236,217,504 Federal Home Loan Mortgage Corp. obligations, 1.862% to 6.000% due 01/01/26 to 04/01/52 and $604,308,033 Federal National Mortgage Association obligations, 1.500% to 7.500% due 06/01/27 to 04/01/52; (value—$280,500,000); proceeds: $275,006,875	$275,000,000	$275,000,000
Total repurchase agreements (cost—$1,346,000,000)		1,346,000,000
Total investments (cost—$4,336,101,553 which approximates cost for federal income tax purposes)—100.9%		4,336,101,553

Liabilities in excess of other assets—(0.9)%		(38,423,925)
Net assets—100.0%		$4,297,677,628

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,670,478,436	$—	$1,670,478,436
U.S. Treasury obligations	—	1,319,623,117	—	1,319,623,117
Repurchase agreements	—	1,346,000,000	—	1,346,000,000
Total	$—	$4,336,101,553	$—	$4,336,101,553

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rates shown reflect yield at April 30, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
U.S. Treasury obligations—52.2%
U.S. Cash Management Bill 0.152%, due 05/10/22[1]	$273,000,000	$272,990,900
0.203%, due 05/17/22[1]	264,000,000	263,978,000
0.279%, due 05/24/22[1]	260,000,000	259,956,306
0.676%, due 07/19/22[1]	345,000,000	344,502,912
0.722%, due 07/26/22[1]	333,000,000	332,441,763
0.982%, due 08/16/22[1]	222,000,000	221,369,212
1.084%, due 08/23/22[1]	88,572,000	88,275,911
1.089%, due 08/23/22[1]	131,428,000	130,986,584
1.130%, due 08/30/22[1]	217,000,000	216,203,791
U.S. Treasury Bills 0.066%, due 05/05/22[1]	254,000,000	253,998,624
0.066%, due 05/12/22[1]	252,000,000	251,995,450
0.066%, due 05/19/22[1]	255,000,000	254,992,173
0.072%, due 05/26/22[1]	258,000,000	257,987,788
0.080%, due 08/11/22[1]	107,000,000	106,976,435
0.091%, due 06/02/22[1]	254,000,000	253,980,315
0.107%, due 06/09/22[1]	256,000,000	255,971,627
0.132%, due 06/16/22[1]	256,000,000	255,958,400
0.162%, due 06/23/22[1]	260,000,000	259,939,911
0.223%, due 07/07/22[1]	268,000,000	267,891,907
0.279%, due 07/14/22[1]	267,000,000	266,851,110
0.371%, due 07/21/22[1]	130,000,000	129,894,555
0.386%, due 05/26/22[1]	233,000,000	232,940,973
0.457%, due 06/16/22[1]	353,000,000	352,801,437
0.487%, due 06/23/22[1]	346,000,000	345,760,107
0.614%, due 06/30/22[1]	340,000,000	339,662,880
0.874%, due 07/21/22[1]	218,000,000	217,583,378
0.904%, due 07/28/22[1]	321,000,000	320,309,583
1.399%, due 10/27/22[1]	214,000,000	212,550,388
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.921%, due 05/02/22[2]	614,210,000	614,228,091
3 mo.Treasury money market yield + 0.034%, 0.926%, due 05/02/22[2]	468,575,000	468,586,331
3 mo.Treasury money market yield + 0.035%, 0.927%, due 05/02/22[2]	500,000,000	499,988,613
3 mo.Treasury money market yield + 0.049%, 0.941%, due 05/02/22[2]	852,950,000	853,005,259
3 mo.Treasury money market yield + 0.055%, 0.947%, due 05/02/22[2]	250,000,000	249,999,375
3 mo. Treasury money market yield + 0.114%, 1.006%, due 05/02/22 [2]	1,030,000,000	1,030,000,000
0.125%, due 08/31/22	117,000,000	117,017,016
0.789%, due 04/30/24[2]	200,000,000	199,887,630
1.500%, due 09/15/22	156,000,000	156,822,315
1.750%, due 06/15/22	150,000,000	150,304,259
Total U.S. Treasury obligations (cost—$11,308,591,309)		11,308,591,309

	Face Amount	Value

Repurchase agreements—49.2%
Repurchase agreement dated 04/26/22 with Goldman Sachs & Co., 0.300% due 05/03/22, collateralized by $221,624,600 U.S. Treasury Note, 0.750% due 05/31/26; (value—$204,000,050); proceeds: $200,011,667	$200,000,000	$200,000,000
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $72,393,000 U.S. Treasury Bill, zero coupon due 05/12/22 to 07/19/22, $216,307,200 U.S. Treasury Bonds, 1.125% to 6.500% due 11/15/26 to 05/15/50 and $688,883,400 U.S. Treasury Notes, 0.125% to 2.880% due 04/30/22 to 12/31/28; (value—$928,200,065); proceeds: $910,022,750	910,000,000	910,000,000

Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.270% due 05/02/22, collateralized by $3,166,600 U.S. Treasury Bonds, 3.125% to 4.375% due 11/15/39 to 8/15/43, $4,588,600 U.S. Treasury Inflation Index Bonds, 0.625% to 2.375% due 01/15/25 to 02/15/43, $16,196,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/22 to 07/15/26, $4,448,700 U.S. Treasury Notes, 0.125% to 2.750% due 06/30/22 to 08/31/25, $1,500 U.S. Treasury Bills, zero coupon due 05/19/22 to 06/16/22, $87,902,673 U.S. Treasury Bonds STRIPs, zero coupon due 05/15/31 to 05/15/48 and $28,582,700 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 02/15/51; (value— $102,000,000); proceeds: $100,002,250

	100,000,000	100,000,000
Repurchase agreement dated 04/29/22 with Federal Reserve Bank of New York, 0.300% due 05/02/22, collateralized by $7,819,757,600 U.S. Treasury Notes, 0.125% to 3.125% due 05/31/23 to 11/15/28; (value—$7,830,195,762); proceeds: $,7,830,195,750	7,830,000,000	7,830,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp, 0.240% due 05/02/22, collateralized by $353,754,600 Fixed Income Clearing Corp, zero coupon due 08/02/22; (value—$352,920,093); proceeds: $346,006,920	346,000,000	346,000,000
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.280% due 05/02/22, collateralized by $533,436,200 U.S. Treasury Note, 0.250% due 03/15/24; (value—$510,000,057); proceeds: $500,011,667	500,000,000	500,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/02/22, collateralized by $101,689,900 U.S. Treasury Bonds, 1.250% to 3.125% due 02/15/43 to 05/15/50; (value—$83,436,001); proceeds: $81,801,841	81,800,000	81,800,000

Treasury Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 05/02/22, collateralized by $110,400 U.S. Treasury Bond, 5.375% due 02/15/31, $5,669,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.750% due 01/15/23 to 07/15/29, $88,297,900 U.S. Treasury Notes, 0.125% to 1.875% due 08/31/23 to 02/15/32, $4,820,400 U.S. Treasury Bills, zero coupon due 05/26/22 to 08/18/22 and $15,925,115 U.S. Treasury Bond Strip, zero coupon due 05/15/44; (value—$102,000,000); proceeds: $100,002,500	$100,000,000	$100,000,000
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 05/02/22, collateralized by $56,140,400 U.S. Treasury Bonds, 2.250% to 4.750% due 05/15/39 to 08/15/49, $100,158,000 U.S. Treasury Inflation Index Bonds, 0.125% to 1.375% due 02/15/44 to 02/15/52, $113,777,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/23 to 07/15/30, $177,014,500 U.S. Treasury Notes, 0.125% to 2.875% due 05/31/23 to 05/15/31 and $315,300 U.S. Treasury Bond Principal STRIP, zero coupon due 08/15/22; (value—$510,000,005); proceeds: $500,012,500	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with Mizuho Securities USA LLC, 0.300% due 05/02/22, collateralized by $104,830,500 U.S. Treasury Notes to 0.375% to 3.000% due 01/31/24 to 05/15/29; (value—$102,000,032); proceeds: $100,002,500	$100,000,000	$100,000,000
Total repurchase agreements (cost—$10,667,800,000)		10,667,800,000
Total investments (cost—$21,976,391,309 which approximates cost for federal income tax purposes)—101.4%		21,976,391,309

Liabilities in excess of other assets—(1.4)%		(295,002,632)
Net assets—100.0%		$21,681,388,677

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$11,308,591,309	$—	$11,308,591,309
Repurchase agreements	—	10,667,800,000	—	10,667,800,000
Total	$—	$21,976,391,309	$—	$21,976,391,309

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at April 30, 2022.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—10.6%
Banking-non-U.S.—9.5%
Bank of Montreal 0.200%, due 07/13/22	$13,000,000	$13,000,000
0.200%, due 07/21/22	7,000,000	7,000,000
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	10,000,000	10,000,000
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	15,000,000	15,000,000
SOFR + 0.480%, 0.760%, due 05/02/22[1]	10,000,000	10,000,000
MUFG Bank Ltd.
SOFR + 0.380%, 0.660%, due 05/02/22[1]	10,000,000	10,000,000
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.480%, 0.760%, due 05/02/22[1]	12,000,000	12,000,000
SOFR + 0.510%, 0.790%, due 05/02/22[1]	6,000,000	6,001,026
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.440%, 0.720%, due 05/02/22[1]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
SOFR + 0.400%, 0.680%, due 05/02/22[1]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	11,000,000	11,000,000
SOFR + 0.320%, 0.600%, due 05/02/22[1]	10,000,000	10,000,000
Svenska Handelsbanken
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.430%, 0.710%, due 05/02/22[1]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.370%, 0.650%, due 05/02/22[1]	10,000,000	10,000,000
Toronto Dominion Bank 0.530%, due 05/02/22	11,000,000	11,000,000

		182,001,026

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.450%, 0.730%, due 05/02/22[1]	11,000,000	11,000,000

		21,000,000
Total Certificates of deposit (cost—$203,001,026)		203,001,026

	Face Amount	Value

Commercial paper—62.0%
Asset-backed-miscellaneous—13.7%
Albion Capital Corp. 0.680%, due 05/20/22	$12,000,000	$11,995,920
Antalis SA 0.340%, due 05/05/22	5,000,000	4,999,858
1.150%, due 07/13/22	12,000,000	11,972,400
Atlantic Asset Securitization LLC
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	6,000,000	6,000,000
Barton Capital SA 0.600%, due 05/05/22	24,000,000	23,998,800
Cancara Asset Securitization LLC 1.100%, due 07/20/22	20,000,000	19,951,722
Fairway Finance Co. LLC 0.300%, due 05/03/22	9,000,000	8,999,925
Gotham Funding Corp. 1.040%, due 07/13/22	14,000,000	13,970,880
1.200%, due 07/22/22	10,000,000	9,973,000
LMA Americas LLC 0.560%, due 05/09/22	9,000,000	8,999,020
1.200%, due 07/22/22	9,000,000	8,975,700
1.220%, due 08/04/22	19,500,000	19,437,882
Old Line Funding LLC
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	10,000,000	9,997,556
Thunder Bay Funding LLC 0.570%, due 06/09/22	9,000,000	8,994,585
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	13,000,000	13,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	16,000,000	16,000,000
Victory Receivables Corp. 1.030%, due 07/11/22	14,000,000	13,971,961

		261,239,209

Banking-non-U.S.—45.7%
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 0.780%, due 05/02/22[1]	10,000,000	10,000,000
Bank of Nova Scotia
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	20,000,000	20,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	11,000,000	11,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	$10,000,000	$10,000,000
Barclays Bank PLC 0.530%, due 05/05/22	11,000,000	10,999,514
BNZ International Funding Ltd.
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	15,000,000	15,000,000
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	12,000,000	11,978,417
Commonwealth Bank of Australia 0.265%, due 10/14/22	11,000,000	10,986,640
0.300%, due 10/21/22	14,000,000	13,979,933
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.420%, 0.700%, due 05/02/22[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/22	20,000,000	20,000,000
DBS Bank Ltd. 0.300%, due 06/02/22	10,000,000	9,997,417
0.900%, due 06/23/22	14,000,000	13,981,800
0.970%, due 07/12/22	14,000,000	13,973,217
1.220%, due 07/27/22	14,000,000	13,959,198
DNB Bank ASA 0.290%, due 05/04/22	50,000,000	49,999,194
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	73,000,000	73,000,000
Erste Finance Delaware LLC 0.330%, due 05/02/22	5,000,000	5,000,000
Erste Finance LLC 0.330%, due 05/04/22	64,000,000	63,998,827
Mitsubishi UFJ Trust & Banking Corp. 1.160%, due 07/20/22	10,000,000	9,974,544
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	12,000,000	12,000,000
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	10,000,000	10,000,000
National Bank of Canada 0.175%, due 05/20/22	10,000,000	9,999,125
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	10,000,000	10,000,000
Nationwide Building Society 0.360%, due 05/03/22	10,000,000	9,999,900
Nordea Bank Abp 0.330%, due 07/08/22	13,000,000	12,992,016
1.030%, due 07/21/22	12,000,000	11,972,533
NRW Bank 0.300%, due 05/03/22	15,000,000	14,999,875
0.355%, due 05/06/22	50,000,000	49,998,028
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	15,000,000	14,995,500

	Face Amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	$15,000,000	$15,000,000
Royal Bank of Canada
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	12,000,000	12,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. 1.016%, due 06/28/22	10,000,000	9,984,167
1.270%, due 08/04/22	10,000,000	9,966,839
Svenska Handelsbanken AB 0.350%, due 07/11/22	13,000,000	12,991,153
0.360%, due 08/09/22	8,000,000	7,992,080
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
Toronto Dominion Bank 0.240%, due 05/05/22	20,000,000	19,999,600
0.310%, due 05/03/22	10,000,000	9,999,914
0.310%, due 05/05/22	20,000,000	19,999,483
SOFR + 0.380%, 0.650%, due 05/02/22[1,2]	10,000,000	10,000,000
United Overseas Bank Ltd. 0.170%, due 06/01/22	15,000,000	14,997,875
0.220%, due 05/03/22	23,000,000	22,999,859
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	11,000,000	11,000,000
Westpac Banking Corp. 0.200%, due 09/09/22	16,000,000	15,988,444
0.270%, due 10/12/22	15,000,000	14,981,663
Westpac Securities NZ Ltd. 0.280%, due 06/01/22	13,000,000	12,996,967
0.400%, due 07/11/22	11,000,000	10,991,444

		871,675,166

Banking-U.S.—2.6%
Collateralized Commercial Paper V Co. LLC
0.200%, due 05/20/22	15,000,000	14,998,500
SOFR + 0.490%, 0.770%, due 05/02/22[1]	10,000,000	10,000,000
Cooperatieve Rabobank UA 0.160%, due 05/06/22	13,000,000	12,999,769
0.310%, due 06/22/22	12,000,000	11,994,730

		49,992,999
Total commercial paper (cost—$1,182,907,374)		1,182,907,374

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Time deposits—11.2%
Banking-non-U.S.—11.2%
ABN AMRO Bank N.V. 0.320%, due 05/02/22	$75,000,000	$75,000,000
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	58,000,000	58,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	80,000,000	80,000,000
Total time deposits (cost—$213,000,000)		213,000,000

Repurchase agreements—16.1%
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.970% due 08/02/22, collateralized by $10,588,879 various asset-backed convertible bonds zero coupon to 8.750% due 1/15/23 to 12/31/99 and 15,970,458 shares of various equity securities; (value—$26,361,197); proceeds: $25,019,535[3]	25,000,000	25,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.970% due 08/02/22, collateralized by $85,577,000 various asset-backed convertible bonds zero coupon to 6.500% due 7/15/24 to 05/01/27 and 8,280 shares of an equity security; (value—$69,550,025); proceeds: $65,050,790[3]	65,000,000	65,000,000

Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.280% due 05/02/22, collateralized by $25,059,000 various asset-backed convertible bonds 1.375% to 2.750% due 03/17/23 to 04/20/28, $595,000 Federal Farm Credit Bank, 2.070% to 2.940% due 02/23/32 to 01/24/42, $1,924,600 U.S. Treasury Bond, 6.000% due 02/15/26, $13,349,300 U.S. Treasury Inflation Index Notes, 1.250% due 10/15/25 to 07/15/26, $36,099,900 U.S. Treasury Notes, 1.250% due 11/30/26, $29,288,419 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/28 to 11/15/45 and $11,384,900 U.S. Treasury Bonds Principal STRIPs, zero coupon due 05/15/49; (value—$102,242,696); proceeds: 100,002,333

	100,000,000	100,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.450% due 05/02/22, collateralized by $55,418,000 asset-backed convertible bonds 5.510% due 07/06/26; (value—$54,000,152); proceeds: $50,001,875	$50,000,000	$50,000,000
Repurchase agreement dated 04/29/22 with Goldman Sachs & Co., 0.300% due 05/02/22, collateralized by $54,858,000 U.S. Treasury Bond, 1.875% due 02/15/51, $24,999,800 U.S. Treasury Notes, 0.125% due 01/15/24, $1,754,051 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/42 to 11/15/48 and $1,064,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/26; (value—$69,258,000); proceeds: $67,901,698	67,900,000	67,900,000
Total repurchase agreements (cost—$307,900,000)		307,900,000
Total investments (cost—$1,906,808,400 which approximates cost for federal income tax purposes)—99.9%		1,906,808,400

Other assets in excess of liabilities—0.1%		1,626,835
Net assets—100.0%		$1,908,435,235

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$203,001,026	$—	$203,001,026
Commercial paper	—	1,182,907,374	—	1,182,907,374
Time deposits	—	213,000,000	—	213,000,000
Repurchase agreements	—	307,900,000	—	307,900,000
Total	$—	$1,906,808,400	$—	$1,906,808,400

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $296,000,000, represented 15.3% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—89.9%
Alaska—2.6%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 0.330%, VRD	$5,250,000	$5,250,000
Series B, 0.370%, VRD	7,635,000	7,635,000
Series C, 0.330%, VRD	9,715,000	9,715,000

		22,600,000

Arizona—1.2%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 0.320%, VRD	2,610,000	2,610,000
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Refunding, Revenue Bonds, Series A, 0.320%, VRD	1,965,000	1,965,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 0.320%, VRD	6,250,000	6,250,000

		10,825,000

California—1.1%
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds, Series C, 0.390%, VRD	7,900,000	7,900,000
City of Irvine, Assessment District No.03-19, Special Assessment, Series B, 0.320%, VRD	500,000	500,000
City of Modesto Water Revenue, Refunding, COP, Series A, 0.330%, VRD	1,035,000	1,035,000

		9,435,000

Colorado—4.7%
City & County of Denver Co., Refunding, COP, Series A1, 0.320%, VRD	16,000,000	16,000,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 0.420%, VRD	4,800,000	4,800,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 0.320%, VRD	13,195,000	13,195,000
0.400%, VRD	7,970,000	7,970,000

		41,965,000

	Face Amount	Value
Municipal bonds—(continued)
Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 0.450%, VRD	$1,245,000	$1,245,000

District of Columbia—2.4%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 0.450%, VRD	11,000,000	11,000,000
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Series D, 0.420%, VRD	10,000,000	10,000,000

		21,000,000

Florida—2.6%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 0.430%, VRD	6,300,000	6,300,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds,
Series B, 0.320%, VRD	6,000,000	6,000,000
Series C, 0.450%, VRD	400,000	400,000
Series D, 0.330%, VRD	10,000,000	10,000,000

		22,700,000

Illinois—13.1%
Illinois Development Finance Authority, Chicago Symphony Project, Revenue Bonds 0.460%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 0.490%, VRD	17,200,000	17,200,000
Illinois Development Finance Authority, North Park University, Revenue Bonds 0.460%, VRD	1,440,000	1,440,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 0.420%, VRD	9,110,000	9,110,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 0.440%, VRD	8,300,000	8,300,000
Illinois Finance Authority, OSF Healthcare System, Refunding, Revenue Bonds 0.320%, VRD	3,950,000	3,950,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds 0.480%, VRD	6,660,000	6,660,000
0.480%, VRD	8,450,000	8,450,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1, 0.450%, VRD	$15,000,000	$15,000,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 0.440%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 0.440%, VRD	12,816,000	12,816,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 0.460%, VRD	1,780,000	1,780,000

		115,806,000

Indiana—7.7%
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 0.350%, VRD	24,020,000	24,020,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 0.430%, VRD	26,400,000	26,400,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 0.360%, VRD	17,250,000	17,250,000

		67,670,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 0.430%, VRD	620,000	620,000

Maryland—1.8%
County of Montgomery, GO Bonds, Series E, 0.310%, VRD	13,950,000	13,950,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 0.440%, VRD	2,370,000	2,370,000

		16,320,000

Massachusetts—1.6%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 0.390%, VRD	700,000	700,000

	Face Amount	Value
Municipal bonds—(continued)
Massachusetts—(concluded)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A-1, 0.410%, VRD	$13,805,000	$13,805,000

		14,505,000

Minnesota—0.7%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 0.400%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 0.400%, VRD	3,100,000	3,100,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 0.450%, VRD	1,210,000	1,210,000

		6,010,000

Mississippi—4.8%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 0.330%, VRD	485,000	485,000
Series A, 0.330%, VRD	5,190,000	5,190,000
Series A, 0.470%, VRD	1,845,000	1,845,000
Series B, 0.330%, VRD	755,000	755,000
Series B, 0.330%, VRD	1,450,000	1,450,000
Series B, 0.330%, VRD	2,245,000	2,245,000
Series B, 0.470%, VRD	600,000	600,000
Series C, 0.330%, VRD	1,475,000	1,475,000
Series C, 0.330%, VRD	1,935,000	1,935,000
Series E, 0.330%, VRD	650,000	650,000
Series F, 0.330%, VRD	7,505,000	7,505,000
Series G, 0.330%, VRD	1,535,000	1,535,000
Series G, 0.330%, VRD	1,990,000	1,990,000
Series G, 0.330%, VRD	8,795,000	8,795,000
Series H, 0.330%, VRD	1,175,000	1,175,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series L, 0.330%, VRD	$2,100,000	$2,100,000
Mississippi Development Bank, Jackson County Industrial Water System, Revenue Bonds 0.330%, VRD	2,600,000	2,600,000

		42,330,000

Missouri—2.5%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3, 0.460%, VRD	10,000,000	10,000,000
Series C-5, 0.370%, VRD	3,080,000	3,080,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 0.450%, VRD	2,120,000	2,120,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series B, 0.310%, VRD	4,600,000	4,600,000
Series C, 0.360%, VRD	2,500,000	2,500,000

		22,300,000

Nebraska—1.1%
Hospital Authority No. 1 of Lancaster County, Bryanlgh Medical Center, Refunding, Revenue Bonds, Series B-1, 0.360%, VRD	10,000,000	10,000,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 0.420%, VRD	555,000	555,000

New Hampshire—0.1%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 0.430%, VRD	635,000	635,000

New York—11.2%
City of New York, GO Bonds,
Subseries B-3, 0.440%, VRD	9,300,000	9,300,000
Subseries L-4, 0.360%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series A, 0.430%, VRD	4,790,000	4,790,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Metropolitan Transportation Authority, Refunding, Revenue Bonds, Subseries 2012G-1-REMK, 0.350%, VRD	$9,450,000	$9,450,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 0.440%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 0.400%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB-1, 0.430%, VRD	6,345,000	6,345,000
Series BB-5, 0.330%, VRD	3,125,000	3,125,000
Series DD-2, 0.330%, VRD	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.360%, VRD	19,430,000	19,430,000
Series A-3, 0.350%, VRD	8,675,000	8,675,000
Series C6, 0.460%, VRD	3,000,000	3,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A, 0.410%, VRD	9,745,000	9,745,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 0.430%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 0.360%, VRD	250,000	250,000
Subseries B-3, 0.340%, VRD	12,990,000	12,990,000

		98,630,000

North Carolina—0.1%
Charlotte-Mecklenburg Hospital Authority, Carolinas, Revenue Bonds, AGM, Series E, 0.320%, VRD	900,000	900,000

Ohio—8.1%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 0.440%, VRD	9,700,000	9,700,000
Series B-R, 0.440%, VRD	3,015,000	3,015,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
Series C-R, 0.440%, VRD	$5,105,000	$5,105,000
County of Montgomery, Premier Health Partners Obligated, Refunding, Revenue Bonds, Series C, 0.350%, VRD	2,600,000	2,600,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 0.410%, VRD	16,500,000	16,500,000
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series D-1, 0.410%, VRD	3,170,000	3,170,000
Series E, 0.330%, VRD	23,945,000	23,945,000
State of Ohio, GO Bonds,
Series B, 0.380%, VRD	200,000	200,000
Series D, 0.450%, VRD	6,955,000	6,955,000

		71,190,000

Oregon—0.1%
Clackamas County Hospital Facility Authority, Legacy Health Obligated Group, Revenue Bonds, Series B, 0.460%, VRD	1,300,000	1,300,000

Pennsylvania—6.9%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 0.440%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 0.480%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 0.420%, VRD	2,800,000	2,800,000
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series A, 0.450%, VRD	5,000,000	5,000,000
Series B-REMK, 0.440%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.420%, VRD	4,550,000	4,550,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.440%, VRD	7,000,000	7,000,000

		61,090,000

	Face Amount	Value
Municipal bonds—(continued)
Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds 0.470%, VRD	$735,000	$735,000

Tennessee—1.7%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 0.450%, VRD	4,150,000	4,150,000
Montgomery County Public Building Authority, Tennessee County Loan Pool, Revenue Bonds 0.360%, VRD	3,200,000	3,200,000
0.360%, VRD	7,600,000	7,600,000

		14,950,000

Texas—6.0%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 0.400%, VRD	1,550,000	1,550,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.460%, VRD	14,800,000	14,800,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4, 0.440%, VRD	3,500,000	3,500,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1, 0.350%, VRD	600,000	600,000
Series A-2, 0.350%, VRD	425,000	425,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 0.460%, VRD	7,870,000	7,870,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds 0.320%, VRD	3,300,000	3,300,000
Series A, 0.330%, VRD	4,400,000	4,400,000
Subseries A-3, 0.330%, VRD	100,000	100,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 0.420%, VRD	800,000	800,000
State of Texas, Veterans, GO Bonds 0.450%, VRD	3,070,000	3,070,000
Series C, 0.470%, VRD	9,720,000	9,720,000
0.500%, VRD	640,000	640,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B1, 0.450%, VRD	2,000,000	2,000,000

		52,775,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Utah—0.4%
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C, 0.310%, VRD	$3,500,000	$3,500,000
Series D, 0.300%, VRD	310,000	310,000

		3,810,000

Virginia—4.1%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 0.420%, VRD	3,900,000	3,900,000
Series A, 0.430%, VRD	10,990,000	10,990,000
Series D, 0.460%, VRD	14,055,000	14,055,000
Series F, 0.440%, VRD	5,150,000	5,150,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 0.450%, VRD	2,350,000	2,350,000

		36,445,000

Washington—1.1%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 0.450%, VRD	9,400,000	9,400,000

	Face Amount	Value
Municipal bonds—(concluded)
Wisconsin—1.8%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Inc., Revenue Bonds, Series A, 0.350%, VRD	$16,215,000	$16,215,000
Total municipal bonds (cost—$793,961,000)		793,961,000

Tax-exempt commercial paper—5.6%
Florida—1.2%
Florida Local Government Finance Commission 0.450%, due 05/03/22	10,649,000	10,649,000

Minnesota—1.1%
City of Rochester MN 0.850%, due 06/22/22	10,000,000	10,000,000

Texas—3.3%
Board of Regents of the University of Texas System 0.630%, due 05/06/22	25,000,000	25,000,000
City of Garland TX 0.760%, due 05/31/22	4,000,000	4,000,000

		29,000,000
Total tax-exempt commercial paper (cost—$49,649,000)		49,649,000
Total investments (cost—$843,610,000 which approximates cost for federal income tax purposes)—95.5%		843,610,000

Other assets in excess of liabilities—4.5%		40,076,021
Net assets—100.0%		$883,686,021

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$793,961,000	$—	$793,961,000
Tax-exempt commercial paper	—	49,649,000	—	49,649,000
Total	$—	$843,610,000	$—	$843,610,000

At April 30, 2022, there were no transfers in or out of Level 3.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2022 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2022

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$3,458,045,619	$928,258,202	$2,990,101,553	$11,308,591,309	$1,598,908,400	$843,610,000
Repurchase agreements	1,479,000,000	540,000,000	1,346,000,000	10,667,800,000	307,900,000	—

Investments, at value
Investments	3,456,226,195	927,922,887	2,990,101,553	11,308,591,309	1,598,908,400	843,610,000
Repurchase agreements	1,479,000,000	540,000,000	1,346,000,000	10,667,800,000	307,900,000	—
Cash	1,259,197	1,355,357	2,793,734	115,968,411	1,476,573	63,065,839
Receivable for investments sold	—	—	—	—	—	1,100,156
Receivable for interest and dividends	785,183	154,325	991,775	6,988,123	306,086	298,571
Receivable from affiliate	—	996	—	—	—	—
Total assets	4,937,270,575	1,469,433,565	4,339,887,062	22,099,347,843	1,908,591,059	908,074,566

Liabilities:
Payable for investments purchased	—	—	41,845,895	416,100,187	—	24,324,375
Payable to affiliate	411,588	—	363,539	1,858,979	155,824	64,170
Total liabilities	411,588	—	42,209,434	417,959,166	155,824	24,388,545
Net assets, at value	$4,936,858,987	$1,469,433,565	$4,297,677,628	$21,681,388,677	$1,908,435,235	$883,686,021

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2022

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$12,627,458	$1,576,029	$6,204,111	$25,425,414	$5,090,277	$763,818
Expenses:
Investment advisory and administration fees	6,444,797	868,059	7,195,438	25,682,458	2,825,638	742,444
Trustees fees	45,173	17,276	48,294	142,050	26,389	16,677
Total expenses	6,489,970	885,335	7,243,732	25,824,508	2,852,027	759,121
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(852,230)	(2,648,633)	(10,383,473)	—	(382,850)
Net expenses	6,489,970	33,105	4,595,099	15,441,035	2,852,027	376,271
Net investment income (loss)	6,137,488	1,542,924	1,609,012	9,984,379	2,238,250	387,547
Net realized gain (loss)	30,020	(14,219)	8,316	2,691	(2)	59
Net change in unrealized appreciation (depreciation)	(2,396,525)	(357,927)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$3,770,983	$1,170,778	$1,617,328	$9,987,070	$2,238,248	$387,606

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$6,137,488	$25,391,678
Net realized gain (loss)	30,020	(1,170)
Net change in unrealized appreciation (depreciation)	(2,396,525)	(3,287,110)
Net increase (decrease) in net assets resulting from operations	3,770,983	22,103,398
Net increase (decrease) in net assets from beneficial interest transactions	(3,890,021,125)	(7,719,748,147)
Net increase (decrease) in net assets	(3,886,250,142)	(7,697,644,749)
Net assets:

Beginning of year	8,823,109,129	16,520,753,878
End of year	$4,936,858,987	$8,823,109,129

	ESG Prime Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,542,924	$575,115
Net realized gain (loss)	(14,219)	1,551
Net change in unrealized appreciation (depreciation)	(357,927)	(24,570)
Net increase (decrease) in net assets resulting from operations	1,170,778	552,096
Net increase (decrease) in net assets from beneficial interest transactions	857,754,697	536,344,294
Net increase (decrease) in net assets	858,925,475	536,896,390
Net assets:

Beginning of year	610,508,090	73,611,700
End of year	$1,469,433,565	$610,508,090

	Government Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,609,012	$11,209,051
Net realized gain (loss)	8,316	256,465
Net increase (decrease) in net assets resulting from operations	1,617,328	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(4,526,632,556)	(8,951,448,030)
Net increase (decrease) in net assets	(4,525,015,228)	(8,939,982,514)
Net assets:

Beginning of year	8,822,692,856	17,762,675,370
End of year	$4,297,677,628	$8,822,692,856

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$9,984,379	$29,139,827
Net realized gain (loss)	2,691	(2)
Net increase (decrease) in net assets resulting from operations	9,987,070	29,139,825
Net increase (decrease) in net assets from beneficial interest transactions	(11,003,789,356)	(2,157,669,635)
Net increase (decrease) in net assets	(10,993,802,286)	(2,128,529,810)
Net assets:

Beginning of year	32,675,190,963	34,803,720,773
End of year	$21,681,388,677	$32,675,190,963

	Prime CNAV Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$2,238,250	$12,383,882
Net realized gain (loss)	(2)	13,975
Net increase (decrease) in net assets resulting from operations	2,238,248	12,397,857
Net increase (decrease) in net assets from beneficial interest transactions	(2,543,210,434)	(3,058,221,326)
Net increase (decrease) in net assets	(2,540,972,186)	(3,045,823,469)
Net assets:

Beginning of year	4,449,407,421	7,495,230,890
End of year	$1,908,435,235	$4,449,407,421

	Tax-Free Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$387,547	$598,064
Net realized gain (loss)	59	—
Net increase (decrease) in net assets resulting from operations	387,606	598,064
Net increase (decrease) in net assets from beneficial interest transactions	69,072,966	(1,759,955,281)
Net increase (decrease) in net assets	69,460,572	(1,759,357,217)
Net assets:

Beginning of year	814,225,449	2,573,582,666
End of year	$883,686,021	$814,225,449

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.08%
Net investment income (loss)	0.09%	0.19%	1.90%	2.32%	1.41%
Supplemental data:
Total investment return[1]	0.10%	0.15%	1.92%	2.31%	1.38%
Net assets, end of year (000’s)	$4,936,859	$8,823,109	$16,520,754	$15,779,160	$7,775,651

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005% or (0.005)%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[1]	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of year (000’s)	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	0.04%	0.09%	1.56%	2.07%	1.08%
Supplemental data:
Total investment return[1]	0.04%	0.08%	1.70%	2.10%	1.08%
Net assets, end of year (000’s)	$21,681,389	$32,675,191	$34,803,721	$17,222,690	$18,029,945

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.08%	0.19%	1.83%	2.29%	1.34%
Supplemental data:
Total investment return[1]	0.09%	0.17%	1.90%	2.27%	1.32%
Net assets, end of year (000’s)	$1,908,435	$4,449,407	$7,495,231	$4,881,630	$2,370,336

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.05%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	0.05%	0.04%	1.19%	1.35%	0.93%
Supplemental data:
Total investment return[1]	0.05%	0.04%	1.23%	1.38%	0.91%
Net assets, end of year (000’s)	$883,686	$814,225	$2,573,583	$2,276,103	$3,327,962

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

Master Trust

Notes to financial statements

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or

Master Trust

Notes to financial statements

other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2022, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/ or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2022, each Master Fund owed or was (owed by) UBS AM for investment advisory and administration services, net of waivers, as follows:

Fund	Net amount owed to/(owed by) UBS AM
Prime Master Fund	$411,588
ESG Prime Master Fund	(996)
Government Master Fund	363,539
Treasury Master Fund	1,858,979
Prime CNAV Master Fund	155,824
Tax-Free Master Fund	64,170

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During

Master Trust

Notes to financial statements

the period ended April 30, 2022, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$2,648,633
Treasury Master Fund	10,383,473
Tax-Free Master Fund	382,850

For the Period May 1, 2021 to March 31, 2022, UBS AM voluntarily waived 0.10% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10%. For the period April 1, 2022 to April 30, 2022, UBS AM voluntarily waived 0.07% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.07%. For the period ended April 30, 2022, UBS AM voluntarily waived $852,230 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a former board member

During his term of service on the Board through his retirement from the Board effective December 31, 2021, Professor Meyer Feldberg had also served as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, which resulted in him being an interested trustee of the Trust. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley did not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2022, Tax-Free Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value $23,390,061.

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by Tax-Free Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$3,073,650,718	$9,072,253,790
Withdrawals	(6,963,671,843)	(16,792,001,937)
Net increase (decrease) in beneficial interest	$(3,890,021,125)	$(7,719,748,147)

ESG Prime Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$2,338,578,556	$1,132,688,561
Withdrawals	(1,480,823,859)	(596,344,267)
Net increase (decrease) in beneficial interest	$857,754,697	$536,344,294

Master Trust

Notes to financial statements

Government Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$118,340,152,475	$47,491,220,565
Withdrawals	(122,866,785,031)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(4,526,632,556)	$(8,951,448,030)

Treasury Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$56,066,375,618	$54,430,506,105
Withdrawals	(67,070,164,974)	(56,588,175,740)
Net increase (decrease) in beneficial interest	$(11,003,789,356)	$(2,157,669,635)

Prime CNAV Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$968,414,610	$5,114,679,407
Withdrawals	(3,511,625,044)	(8,172,900,733)
Net increase (decrease) in beneficial interest	$(2,543,210,434)	$(3,058,221,326)

Tax-Free Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$807,236,613	$402,602,443
Withdrawals	(738,163,647)	(2,162,557,724)
Net increase (decrease) in beneficial interest	$69,072,966	$(1,759,955,281)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$151,105
Gross unrealized depreciation	(1,970,529)
Net unrealized appreciation/(depreciation)	$(1,819,424)

Master Trust

Notes to financial statements

ESG Prime Master Fund

Gross unrealized appreciation	$20,598
Gross unrealized depreciation	(355,913)
Net unrealized appreciation/(depreciation)	$(335,315)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for the ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

Effective beginning May 9, 2022, UBS AM voluntarily began waiving Government Master Fund’s management fee of 0.10% until July 31, 2022.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2022, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund Government Master Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the five years in the period ended April 30, 2022
ESG Prime Master Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the two years in the period ended April 30, 2022, and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Master Trust

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 81 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2007 (Trustee); Since January 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 75 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 2007	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 82 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 62 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 54	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 43	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 44	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 58	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 64	Vice President and Assistant Secretary	Since 2007 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and general counsel (2004 through 2019 and September 2021 to present) (prior to which he was senior legal counsel (2019- 2020 and April 2021 to September 2021), Interim Head of Asia Pacific Legal (2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been Assistant Secretary of UBS AM—Americas region since January 2022 (prior to which he was secretary (from 2004 until January 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 54	Vice President, Treasurer and Principal Accounting Officer	Since 2007 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—U.S. (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 43	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[3]; 43	Chief Compliance Officer	Since May 2022	Ms. Merrill is a director (since 2014) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020)) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 57 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 44	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 48	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 56	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 37	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019, prior to which he was a director) and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 38	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 60	Vice President and Secretary	Since 2007 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director and deputy general counsel (since 2019) and Head of Registered Funds Legal (since June 2022) prior to which he was senior associate general counsel) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Manager

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.)

Item 3.  Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2022 and April 30, 2021, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $297,648 and $297,648, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2022 and April 30, 2021, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $17,172 and $17,172, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2021 and 2020 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2022 and April 30, 2021, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $50,340 and $50,340 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2022 and April 30, 2021, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1) Audit	Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2022, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2022 and April 30, 2021, the aggregate fees billed by E&Y of $598,452 and $394,252, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2022	2021
Covered Services	$67,512	$67,512
Non-Covered Services	530,940	325,740

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13.  Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 11, 2022

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary

              Vice President, Treasurer and Principal Accounting Officer

Date:	July 11, 2022